Income Tax - Summary Of Components Of Income Tax Expense (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income taxes	$ 4,992	$ 7,389	$ 8,355	$ 10,498	$ 13,135	$ (6,872)	$ 31,720
Deferred income taxes	(1,920)	1,361	(1,662)	(3,159)	43,422	14,174	31,476
Income tax expense from continuing operations	$ 3,072	$ 8,750	$ 6,693	$ 7,339	$ 56,557	$ 7,302	$ 63,196